Offerings	Jul. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	B Ordinary Shares, par value $0.01 per share, issuable under the Octave Intelligence plc Long-Term Incentive Plan (2)
Amount Registered | shares	16,106,267
Proposed Maximum Offering Price per Unit	15.63
Maximum Aggregate Offering Price	$ 251,740,953.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,765.43
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional B Ordinary Shares of the Registrant that become issuable under the Octave Intelligence plc Long-Term Incentive Plan (the “2026 Plan”) or the Octave Intelligence plc Employee Share Purchase Plan (the “ESPP”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration.
Represents B Ordinary Shares reserved for issuance pursuant to awards expected to be granted under the 2026 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s B Ordinary Shares as reported on the Nasdaq Stock Market on July 23, 2026 (rounded to the nearest cent).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	B Ordinary Shares, par value $0.01 per share, issuable pursuant to replacement awards under the Octave Intelligence plc Long-Term Incentive Plan (3)
Amount Registered | shares	2,201,893
Proposed Maximum Offering Price per Unit	15.63
Maximum Aggregate Offering Price	$ 34,415,587.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,752.79
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional B Ordinary Shares of the Registrant that become issuable under the Octave Intelligence plc Long-Term Incentive Plan (the “2026 Plan”) or the Octave Intelligence plc Employee Share Purchase Plan (the “ESPP”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration.
Represents B Ordinary Shares reserved for issuance pursuant to replacement awards expected to be granted under the 2026 Plan in connection with the conversion of Hexagon AB equity awards.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s B Ordinary Shares as reported on the Nasdaq Stock Market on July 23, 2026 (rounded to the nearest cent).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	B Ordinary Shares, par value $0.01 per share, issuable under the Octave Intelligence plc Employee Share Purchase Plan (4)
Amount Registered | shares	2,684,377
Proposed Maximum Offering Price per Unit	15.63
Maximum Aggregate Offering Price	$ 41,956,812.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,794.24
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional B Ordinary Shares of the Registrant that become issuable under the Octave Intelligence plc Long-Term Incentive Plan (the “2026 Plan”) or the Octave Intelligence plc Employee Share Purchase Plan (the “ESPP”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration.
Represents B Ordinary Shares reserved for issuance under the ESPP.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s B Ordinary Shares as reported on the Nasdaq Stock Market on July 23, 2026 (rounded to the nearest cent).